Consolidated Statement of Changes in Equity - USD ($)	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated (deficit)/ surplus [Member]
Balance at Dec. 31, 2013	$ 232,358,111	$ 180,500	$ 244,702,577	$ 0	$ (12,524,966)
Balance (in shares) at Dec. 31, 2013		18,050,000
Net proceeds from equity offering	102,711,933	$ 80,500	102,631,433	0	0
Net proceeds from equity offering (in shares)		8,050,000
Share based compensation	1,383,121	$ 0	1,383,121	0	0
Repurchase of common stock	(1,278,546)	$ 0	0	(1,278,546)
Repurchase of common stock (in shares)		(119,400)
Dividend payments	(9,635,000)		(9,635,000)
Profit for year	1,660,474	$ 0	0	0	1,660,474
Balance at Dec. 31, 2014	327,200,093	$ 261,000	339,082,131	(1,278,546)	(10,864,492)
Balance (in shares) at Dec. 31, 2014		25,980,600
Share based compensation	1,436,505	$ 0	1,436,505	0	0
Dividend payments	(12,980,285)	$ 2,297	(2,292,266)	0	(10,690,316)
Dividend payments (in shares)		229,711
Profit for year	31,954,965	$ 0	0	0	31,954,965
Balance at Dec. 31, 2015	$ 347,611,278	$ 263,297	338,226,370	(1,278,546)	10,400,157
Balance (in shares) at Dec. 31, 2015	26,210,311	26,210,311
Net proceeds from equity offering	$ 63,927,414	$ 75,000	63,852,414	0	0
Net proceeds from equity offering (in shares)		7,500,000
Share based compensation	1,304,325	$ 0	1,304,325	0	0
Repurchase of common stock	(2,993,931)	$ 0	0	(2,993,931)	0
Repurchase of common stock (in shares)		(366,347)
Dividend payments	(9,327,219)	$ 2,316	1,896,148	0	(11,225,683)
Dividend payments (in shares)		231,646
Profit for year	3,747,932	$ 0	0	0	3,747,932
Balance at Dec. 31, 2016	$ 404,269,799	$ 340,613	$ 405,279,257	$ (4,272,477)	$ 2,922,406
Balance (in shares) at Dec. 31, 2016	33,089,864	33,575,610